Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense for fixed assets	$ 0.2	$ 0.2	$ 0.6	$ 0.6	$ 746.0	$ 513.0
Amortization expense for capital leased assets	$ 1.3	$ 0.1	$ 3.7	$ 0.2	$ 1.3	$ 0.0